Share-Based Compensation - Restricted Stock Units Narratives (Details) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation not yet recognized for unvested shares vesting period	2 years 10 months 24 days
Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Stock options vesting period	4 years
Stock option vesting right percentage	25.00%
Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Stock options vesting period	3 years
RSUs
Share-based Compensation Arrangement by Share-based Payment Award
Stock options vesting period	3 years
Share based compensation not yet recognized for unvested shares other than options	$ 0.1
Share based compensation not yet recognized for unvested shares vesting period	1 year 1 month 6 days
RSUs | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Stock option vesting right percentage	50.00%
RSUs | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Stock option vesting right percentage	50.00%